Accumulated Other Comprehensive Loss - Summary of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 455,171	$ 475,318	$ 430,944
Net other comprehensive income (loss)	(1,270)	(471)	(5,091)
Ending balance	270,371	455,171	475,318
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(13,923)	(13,462)	(8,427)
Other comprehensive income (loss) before reclassifications	54	(111)	(8,162)
Amounts reclassified out of accumulated other comprehensive income (loss)	1,636	350	(3,127)
Net other comprehensive income (loss)	(1,582)	(461)	(5,035)
Ending balance	(15,505)	(13,923)	(13,462)
Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	596	(809)	2,733
Other comprehensive income (loss) before reclassifications	1,599	1,755	(6,669)
Amounts reclassified out of accumulated other comprehensive income (loss)	1,636	350	(3,127)
Net other comprehensive income (loss)	(37)	1,405	(3,542)
Ending balance	559	596	(809)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(14,519)	(12,653)	(11,160)
Other comprehensive income (loss) before reclassifications	(1,545)	(1,866)	(1,493)
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0	0
Net other comprehensive income (loss)	(1,545)	(1,866)	(1,493)
Ending balance	$ (16,064)	$ (14,519)	$ (12,653)